Shareholder Fees {- Fidelity Low Duration Bond Factor ETF}	Dec. 30, 2020 USD ($)
10.31 Fidelity Low Duration Bond Factor ETF PRO-07 | Fidelity Low Duration Bond Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none